Consolidated Statements of Changes in Shareholders’ Equity - EUR (€)	Number of Outstanding Shares	Share Capital	Additional Paid In Capital	Reserve	Accumulated Deficit	Total
Balance at Dec. 31, 2021		€ 4,285		€ 116,046	€ 267,222	€ 387,553
Balance (in Shares) at Dec. 31, 2021	50,085,700
Issuance of common stock to related party for cash		2,500,000				2,500,000
Transfer from retained earnings to reserve				267,222	(267,222)
Net income for the year					1,028,578	1,028,578
Balance at Dec. 31, 2022		2,504,285		383,268	1,028,578	3,916,131
Balance (in Shares) at Dec. 31, 2022	50,085,700
Issuance of common stock from initial public offering for cash		250,000	3,104,781			3,354,781
Issuance of common stock from initial public offering for cash (in Shares)	5,000,000
Transfer from retained earnings to reserve				1,028,578	(1,028,578)
Net income for the year					(2,013,788)	(2,013,788)
Balance at Dec. 31, 2023		2,754,285	3,104,781	1,411,846	(2,013,788)	5,257,124
Balance (in Shares) at Dec. 31, 2023	55,085,700
Stock based compensation			103,810			103,810
Conversion from related party loan to capital contribution			600,000			600,000
Net income for the year					(3,337,000)	(3,337,000)
Balance at Dec. 31, 2024		€ 2,754,285	€ 3,808,591	€ 1,411,846	€ (5,350,788)	€ 2,623,934
Balance (in Shares) at Dec. 31, 2024	55,085,700